Receivables	12 Months Ended
Dec. 31, 2025
Disclosure of acquired receivables [abstract]
Receivables	10. Receivables

	2025	2024
	€	€
Current tax receivable	3,994,384	2,486,680
VAT receivables	556,739	457,834
	4,551,123	2,944,514